PIMCO Variable Insurance Trust

Supplement Dated May 16, 2008 to the Administrative Class Prospectus, dated May 1, 2008

Disclosure Related to all Portfolios (except the PIMCO All Asset Portfolio, PIMCO All Asset All Authority Portfolio, PIMCO Money Market Portfolio and PIMCO Total Return Portfolio) (each a "Portfolio")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Portfolio's "Portfolio Summary":

The Portfolio may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Portfolio Summary" for each of the Portfolios (except the PIMCO Small Cap StocksPLUS® TR Portfolio, PIMCO StocksPLUS® Growth and Income Portfolio, and PIMCO StocksPLUS® Total Return Portfolio):

• Equity Risk

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 16, 2008 to the Institutional Class Prospectus, dated May 1, 2008

Disclosure Related to all Portfolios (except the PIMCO All Asset Portfolio, PIMCO Money Market Portfolio and PIMCO Total Return Portfolio) (each a "Portfolio")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Portfolio's "Portfolio Summary":

The Portfolio may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Portfolio Summary" for each of the Portfolios (except the PIMCO StocksPLUS® Growth and Income Portfolio and PIMCO StocksPLUS® Total Return Portfolio):

• Equity Risk

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 16, 2008 to the Advisor Class and Class M Prospectus, dated May 1, 2008

Disclosure Related to all Portfolios (except the PIMCO All Asset Portfolio, PIMCO All Asset All Authority Portfolio and PIMCO Total Return Portfolio) (each a "Portfolio")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Portfolio's "Portfolio Summary":

The Portfolio may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Portfolio Summary" for each of the Portfolios (except the PIMCO Small Cap StocksPLUS® TR Portfolio and PIMCO StocksPLUS® Total Return Portfolio):

• Equity Risk

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 16, 2008 to the Advisor Class Prospectus for the PIMCO CommodityRealReturn™ Strategy Portfolio, PIMCO Real Return Portfolio and PIMCO Total Return Portfolio, dated May 1, 2008

Disclosure Related to the PIMCO CommodityRealReturn™ Strategy Portfolio and PIMCO Real Return Portfolio (each a "Portfolio")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Portfolio's "Portfolio Summary":

The Portfolio may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Portfolio Summary" for each Portfolio:

• Equity Risk

Further, effective immediately, the following paragraph is added at the end of the "Summary of Principal Risks" section of the Prospectus:

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 16, 2008 to the Institutional Class Prospectus for the PIMCO All Asset Portfolio, PIMCO Global Bond Portfolio (Unhedged) and PIMCO Real Return Portfolio, dated May 1, 2008

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged) and PIMCO Real Return Portfolio (each a "Portfolio")

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of each Portfolio's "Portfolio Summary":

The Portfolio may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Portfolio Summary" for each Portfolio:

• Equity Risk

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 16, 2008 to the
Administrative Class Prospectus for the PIMCO StocksPLUS® Growth and Income Portfolio,
Administrative Class Prospectus for the PIMCO StocksPLUS® Total Return Portfolio, and
Advisor Class Prospectus for the PIMCO Small Cap StocksPLUS® TR Portfolio,
each dated May 1, 2008

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of the "Portfolio Summary":

The Portfolio may also invest up to 10% of its total assets in preferred stocks.

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 16, 2008 to the
Administrative Class Prospectuses for each of the
PIMCO CommodityRealReturn™ Strategy Portfolio,
PIMCO Emerging Markets Bond Portfolio,
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged),
PIMCO Global Bond Portfolio (Unhedged),
PIMCO High Yield Portfolio,
PIMCO Long-Term U.S. Government Portfolio,
PIMCO Low Duration Portfolio,
PIMCO RealEstateRealReturn Strategy Portfolio,
PIMCO Real Return Portfolio, and
PIMCO Short-Term Portfolio,
each dated May 1, 2008

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of the "Portfolio Summary":

The Portfolio may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Portfolio Summary":

• Equity Risk

Further, effective immediately, the following paragraph is added at the end of the "Summary of Principal Risks" section of the Prospectus:

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 16, 2008 to the
Advisor Class Prospectuses for each of the
PIMCO CommodityRealReturn™ Strategy Portfolio,
PIMCO Emerging Markets Bond Portfolio,
PIMCO Low Duration Portfolio, and
PIMCO Real Return Portfolio,
each dated May 1, 2008

Effective immediately, the following sentence is added to the end of the last paragraph in the "Principal Investments and Strategies" section of the "Portfolio Summary":

The Portfolio may also invest up to 10% of its total assets in preferred stocks.

In addition, effective immediately, the following bullet point is added to the "Principal Risks" section of the "Portfolio Summary":

• Equity Risk

Further, effective immediately, the following paragraph is added at the end of the "Summary of Principal Risks" section of the Prospectus:

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Further, effective immediately, the following paragraph is added after the first paragraph in the "Convertible and Equity Securities" subsection of the "Characteristics and Risks of Securities and Investment Techniques" section of the Prospectus:

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Investors Should Retain This Supplement For Future Reference